Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventories
Schedule of inventories

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Current portion:
- Consumables and supplies	27,612	43,758	6,180

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	77,194	85,109	12,020
Total current and non-current inventories	104,806	128,867	18,200